UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15

Item 1. Schedule of Investments.

Templeton Global Income Fund

Statement of Investments, November 30, 2015 (unaudited)

	Principal Amount*			Value
Foreign Government and Agency Securities 70.7%
Brazil 9.2%
Letra Tesouro Nacional, Strip,
1/01/16	15,770	[a]	BRL	$4,029,585
7/01/16	1,900	[a]	BRL	452,697
10/01/16	6,010	[a]	BRL	1,376,813
[b] 1/01/19	29,760	[a]	BRL	4,855,926
7/01/19	58,700	[a]	BRL	8,909,662
Nota Do Tesouro Nacional,
10.00%, 1/01/17	12,615	[a]	BRL	3,090,126
[b] 10.00%, 1/01/21	21,775	[a]	BRL	4,559,101
10.00%, 1/01/23	4,670	[a]	BRL	928,212
[b] 10.00%, 1/01/25	24,690	[a]	BRL	4,699,290
[c] Index Linked, 6.00%, 5/15/17	231	[a]	BRL	162,801
[c] Index Linked, 6.00%, 5/15/19	17,875	[a]	BRL	12,166,713
[c] Index Linked, 6.00%, 8/15/20	760	[a]	BRL	508,849
[c] Index Linked, 6.00%, 8/15/22	25,367	[a]	BRL	16,615,227
[c] Index Linked, 6.00%, 5/15/23	17,719	[a]	BRL	11,537,562
[c] Index Linked, 6.00%, 8/15/24	6,860	[a]	BRL	4,501,439
[c] Index Linked, 6.00%, 8/15/50	23,895	[a]	BRL	14,595,359
				92,989,362
Hungary 2.5%
Government of Hungary,
A, 6.75%, 11/24/17	613,390,000		HUF	2,296,606
senior note, 6.25%, 1/29/20	3,395,000			3,822,736
senior note, 6.375%, 3/29/21	3,820,000			4,381,406
[d] senior note, Reg S, 5.75%, 6/11/18	12,690,000		EUR	15,063,746
				25,564,494
Iceland 0.3%
[e]Government of Iceland, 144A, 5.875%, 5/11/22	3,070,000			3,512,280

India 2.2%
Government of India,
senior bond, 7.80%, 5/03/20	231,200,000		INR	3,481,749
senior bond, 8.35%, 5/14/22	68,200,000		INR	1,047,726
senior bond, 8.28%, 9/21/27	69,900,000		INR	1,073,627
senior bond, 8.60%, 6/02/28	239,800,000		INR	3,771,414
senior note, 7.28%, 6/03/19	9,000,000		INR	133,899
senior note, 8.12%, 12/10/20	173,600,000		INR	2,638,601
senior note, 7.16%, 5/20/23	42,900,000		INR	616,761
senior note, 8.83%, 11/25/23	579,400,000		INR	9,145,237
				21,909,014
Indonesia 5.2%
Government of Indonesia,
7.875%, 4/15/19	22,684,000,000		IDR	1,619,114
6.125%, 5/15/28	3,157,000,000		IDR	182,848
FR31, 11.00%, 11/15/20	145,557,000,000		IDR	11,550,457
FR34, 12.80%, 6/15/21	64,492,000,000		IDR	5,518,600
FR35, 12.90%, 6/15/22	42,438,000,000		IDR	3,711,598
FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,584,585
FR43, 10.25%, 7/15/22	4,826,000,000		IDR	376,731
FR47, 10.00%, 2/15/28	1,052,000,000		IDR	82,959
FR61, 7.00%, 5/15/22	13,189,000,000		IDR	878,710
senior bond, 5.625%, 5/15/23	12,542,000,000		IDR	763,534
senior bond, 7.00%, 5/15/27	2,105,000,000		IDR	133,489
senior bond, 9.00%, 3/15/29	30,263,000,000		IDR	2,242,110
senior bond, FR53, 8.25%, 7/15/21	142,403,000,000		IDR	10,210,708
senior bond, FR56, 8.375%, 9/15/26	135,468,000,000		IDR	9,669,286
senior bond, FR70, 8.375%, 3/15/24	19,865,000,000		IDR	1,421,492

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

senior note, 8.50%, 10/15/16	19,302,000,000		IDR	1,398,227
				52,344,448
Ireland 2.0%
Government of Ireland, senior bond, 5.40%, 3/13/25	13,402,110		EUR	19,670,737

Lithuania 1.0%
[e]Government of Lithuania, 144A,
7.375%, 2/11/20	7,345,000			8,764,678
6.125%, 3/09/21	1,160,000			1,345,420
				10,110,098
Malaysia 2.7%
Government of Malaysia,
3.314%, 10/31/17	11,710,000		MYR	2,768,503
senior bond, 4.262%, 9/15/16	46,387,000		MYR	11,030,512
senior bond, 3.814%, 2/15/17	9,570,000		MYR	2,276,804
senior note, 3.172%, 7/15/16	19,524,000		MYR	4,600,183
senior note, 3.394%, 3/15/17	11,592,000		MYR	2,745,095
senior note, 4.012%, 9/15/17	13,880,000		MYR	3,322,337
				26,743,434
Mexico 11.8%
Government of Mexico,
7.25%, 12/15/16	7,441,400	[f]	MXN	46,544,484
7.75%, 12/14/17	8,958,240	[f]	MXN	57,860,511
senior note, 8.50%, 12/13/18	1,497,200	[f]	MXN	9,969,430
[g]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	276,121	[h]	MXN	1,702,794
3.50%, 12/14/17	213,671	[h]	MXN	1,345,423
4.00%, 6/13/19	124,257	[h]	MXN	799,448
2.50%, 12/10/20	97,990	[h]	MXN	590,889
				118,812,979
Peru 3.0%
Government of Peru, senior bond, 7.84%, 8/12/20	93,349,000		PEN	29,864,427

Philippines 0.4%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	2,270,000		PHP	50,005
senior note, 7.00%, 1/27/16	19,080,000		PHP	406,855
senior note, 1.625%, 4/25/16	178,490,000		PHP	3,773,896
				4,230,756
Poland 4.7%
Government of Poland,
4.75%, 10/25/16	69,485,000		PLN	17,688,162
4.75%, 4/25/17	3,210,000		PLN	829,225
5.75%, 9/23/22	60,500,000		PLN	18,088,906
[i] FRN, 1.79%, 1/25/17	22,569,000		PLN	5,586,489
[i] FRN, 1.79%, 1/25/21	19,374,000		PLN	4,708,193
				46,900,975
Portugal 2.6%
Government of Portugal,
[e] 144A, 5.125%, 10/15/24	9,390,000			9,757,478
[d] Reg S, 3.875%, 2/15/30	13,300,000		EUR	15,606,912
[d] senior bond, Reg S, 4.95%, 10/25/23	92,700		EUR	119,061
[d] senior bond, Reg S, 5.65%, 2/15/24	232,100		EUR	309,680
				25,793,131
Serbia 0.7%
[e]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	1,930,000			2,011,137
7.25%, 9/28/21	4,140,000			4,739,762
				6,750,899
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	300,000		SGD	212,753

Templeton Global Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

Slovenia 1.0%
[e]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	6,260,000			7,041,436
5.85%, 5/10/23	2,500,000			2,868,525
				9,909,961
South Korea 13.4%
Korea Monetary Stabilization Bond, senior note,
2.78%, 2/02/16	15,212,670,000		KRW	13,141,993
1.92%, 3/09/16	310,130,000		KRW	267,590
2.80%, 4/02/16	19,611,690,000		KRW	16,974,941
2.79%, 6/02/16	5,539,000,000		KRW	4,802,837
1.62%, 6/09/16	1,390,400,000		KRW	1,198,511
2.46%, 8/02/16	279,200,000		KRW	241,993
1.56%, 8/09/16	8,107,200,000		KRW	6,984,031
1.61%, 11/09/16	13,302,900,000		KRW	11,457,575
2.07%, 12/02/16	2,283,500,000		KRW	1,975,736
1.70%, 8/02/17	6,876,000,000		KRW	5,923,129
1.56%, 10/02/17	29,255,300,000		KRW	25,135,817
Korea Treasury Bond, senior note,
4.00%, 3/10/16	621,000,000		KRW	538,871
2.75%, 6/10/16	20,894,200,000		KRW	18,115,752
3.00%, 12/10/16	16,095,170,000		KRW	14,057,821
2.00%, 12/10/17	16,590,000,000		KRW	14,373,085
				135,189,682
Sri Lanka 2.0%
Government of Sri Lanka,
10.60%, 7/01/19	797,850,000		LKR	5,902,728
10.60%, 9/15/19	539,240,000		LKR	3,998,774
8.00%, 11/01/19	31,420,000		LKR	215,321
9.25%, 5/01/20	124,820,000		LKR	884,385
11.20%, 7/01/22	55,890,000		LKR	429,483
A, 9.00%, 5/01/21	702,230,000		LKR	4,917,968
A, 11.00%, 8/01/21	470,110,000		LKR	3,572,488
				19,921,147
[j]Supranational 1.2%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	185,000,000		MXN	12,624,494

Ukraine 4.8%
[e]Government of Ukraine, 144A,
7.75%, 9/01/19	1,338,000			1,310,932
7.75%, 9/01/20	5,725,000			5,560,521
7.75%, 9/01/21	5,566,000			5,349,622
7.75%, 9/01/22	5,431,000			5,186,551
7.75%, 9/01/23	5,431,000			5,165,506
7.75%, 9/01/24	5,431,000			5,134,657
7.75%, 9/01/25	5,431,000			5,091,101
7.75%, 9/01/26	5,431,000			5,082,873
7.75%, 9/01/27	5,431,000			5,049,499
[k] GDP Linked Securities, 5/31/40	11,154,000			5,242,380
				48,173,642
Total Foreign Government and Agency Securities (Cost $792,981,686)				711,228,713

Short Term Investments 23.3%
Foreign Government and Agency Securities 4.3%
Malaysia 0.9%
[l]Bank of Negara Monetary Note, 4/19/16 - 10/18/16	35,553,000		MYR	8,206,506
[l]Malaysia Treasury Bill, 12/11/15 - 5/27/16	4,030,000		MYR	940,412
				9,146,918
Mexico 1.5%
[m]Mexico Treasury Bill, 12/10/15 - 5/26/16	25,868,040	[l]	MXN	15,461,797

Templeton Global Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Philippines 0.6%
[l]Philippine Treasury Bill, 12/02/15 - 9/07/16	282,740,000	PHP	5,971,135
Singapore 0.1%
[l]Monetary Authority of Singapore Treasury Bill, 12/22/15 - 1/05/16	580,000	SGD	410,947
South Korea 1.2%
Korea Monetary Stabilization Bond,
[l] 1/05/16 - 4/19/16	8,598,600,000	KRW	7,400,600
senior note, 1.57%, 7/09/16	739,000,000	KRW	636,766
senior note, 1.52%, 9/09/16	4,579,000,000	KRW	3,942,661
senior note, 1.53%, 10/08/16	445,200,000	KRW	383,230
			12,363,257
Total Foreign Government and Agency Securities (Cost $44,856,134)			43,354,054
Total Investments before Money Market Funds (Cost $837,837,820)			754,582,767
	Shares
Money Market Funds (Cost $190,213,971) 19.0%
United States 19.0%
[n,o]Institutional Fiduciary Trust Money Market Portfolio	190,213,971		190,213,971
Total Investments (Cost $1,028,051,791) 94.0%			944,796,738
Other Assets, less Liabilities 6.0%			60,792,264
Net Assets 100.0%			$1,005,589,002

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b A portion or all of the security purchased on a delayed delivery basis.
c Redemption price at maturity is adjusted for inflation.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2015, the aggregate value of these securities was $31,099,399, representing 3.09% of net assets.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $88,214,358, representing 8.77% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i The coupon rate shown represents the rate at period end.
j A supranational organization is an entity formed by two or more central governments through international treaties.
k Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.
l The security is traded on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n Non-income producing.
o See Note 6 regarding investments in affiliated management investment companies.

Templeton Global Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

At November 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	454,000	$480,559		12/01/15	$-	$(822)
Euro	GSCO	Sell	454,000	496,031		12/01/15	16,295	-
Chilean Peso	BZWS	Buy	1,898,900,000	2,715,041		12/02/15	-	(44,113)
Chilean Peso	BZWS	Sell	1,898,900,000	2,659,524		12/02/15	-	(11,404)
Chilean Peso	DBAB	Buy	1,587,099,000	2,294,159		12/02/15	-	(61,799)
Chilean Peso	DBAB	Sell	1,587,099,000	2,232,050		12/02/15	-	(310)
Chilean Peso	MSCO	Buy	521,800,000	743,252		12/02/15	-	(9,306)
Chilean Peso	MSCO	Sell	521,800,000	727,755		12/02/15	-	(6,192)
Polish Zloty	CITI	Buy	5,203,000	1,223,185	EUR	12/03/15	-	(4,952)
Polish Zloty	CITI	Sell	5,203,000	1,224,091	EUR	12/03/15	5,910	-
Chilean Peso	BZWS	Buy	726,200,000	1,045,343		12/04/15	-	(24,112)
Chilean Peso	CITI	Buy	515,662,000	741,661		12/09/15	-	(16,888)
Chilean Peso	MSCO	Buy	1,779,160,000	2,558,396		12/09/15	-	(57,753)
Euro	HSBK	Sell	3,548,865	4,371,775		12/09/15	620,634	-
Euro	SCNY	Sell	1,325,806	1,637,794		12/09/15	236,421	-
Japanese Yen	HSBK	Sell	230,100,000	1,837,786		12/09/15	-	(32,077)
Chilean Peso	DBAB	Buy	1,571,026,500	2,268,303		12/11/15	-	(60,665)
Malaysian Ringgit	JPHQ	Buy	16,656,368	4,395,864		12/14/15	-	(483,531)
Malaysian Ringgit	JPHQ	Sell	16,656,368	3,899,875		12/14/15	-	(12,458)
Chilean Peso	DBAB	Buy	1,026,660,000	1,478,591		12/17/15	-	(36,828)
Australian Dollar	CITI	Sell	1,690,900	1,296,558		12/18/15	74,836	-
Chilean Peso	JPHQ	Buy	1,128,000,000	1,641,802		12/21/15	-	(58,397)
Japanese Yen	DBAB	Sell	186,830,000	1,599,298		12/21/15	80,272	-
Japanese Yen	HSBK	Sell	187,120,000	1,600,000		12/21/15	78,617	-
Japanese Yen	BZWS	Sell	132,990,000	1,124,727		12/22/15	43,402	-
Japanese Yen	CITI	Sell	207,460,000	1,756,944		12/22/15	70,113	-
Euro	BZWS	Sell	1,676,000	2,042,753		1/05/16	269,584	-
Chilean Peso	DBAB	Buy	2,719,981,000	3,884,023		1/06/16	-	(72,463)
Japanese Yen	JPHQ	Sell	278,975,000	2,324,424		1/07/16	54,981	-
Japanese Yen	GSCO	Sell	69,178,000	584,200		1/08/16	21,430	-
Euro	BZWS	Sell	1,509,000	1,795,619		1/11/16	198,881	-
Malaysian Ringgit	JPHQ	Buy	2,518,000	681,185		1/11/16	-	(89,644)
Malaysian Ringgit	JPHQ	Sell	2,518,000	588,318		1/11/16	-	(3,223)
Japanese Yen	CITI	Sell	94,950,000	800,887		1/14/16	28,372	-
Chilean Peso	DBAB	Buy	567,590,000	823,071		1/15/16	-	(28,475)
Euro	CITI	Sell	1,349,575	1,599,854		1/15/16	171,660	-
Euro	JPHQ	Buy	14,822,783	17,055,756		1/15/16	-	(1,369,477)
Euro	JPHQ	Sell	14,822,783	17,537,892		1/15/16	1,851,613	-
Japanese Yen	BZWS	Sell	237,550,000	2,021,823		1/15/16	89,073	-
Japanese Yen	JPHQ	Sell	154,420,000	1,309,354		1/15/16	52,966	-
Chilean Peso	MSCO	Buy	2,943,405,000	4,161,584		1/19/16	-	(42,764)

Templeton Global Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	BZWS	Sell	11,924,000	14,042,713		1/19/16	1,422,756	-
Euro	JPHQ	Buy	10,982,000	12,637,537		1/19/16	-	(1,014,561)
Euro	JPHQ	Sell	10,982,000	12,976,880		1/19/16	1,353,905	-
Japanese Yen	HSBK	Sell	372,780,000	3,036,706		1/19/16	3,470	-
Japanese Yen	SCNY	Sell	219,020,000	1,774,045		1/19/16	-	(8,078)
Malaysian Ringgit	JPHQ	Buy	1,392,000	374,496		1/19/16	-	(47,566)
Malaysian Ringgit	JPHQ	Sell	1,392,000	325,082		1/19/16	-	(1,848)
Euro	BZWS	Sell	1,403,000	1,530,224		1/20/16	45,297	-
Euro	DBAB	Buy	2,276,000	2,626,964		1/20/16	-	(218,059)
Euro	DBAB	Sell	2,276,000	2,482,433		1/20/16	73,529	-
Chilean Peso	DBAB	Buy	1,013,970,000	1,479,168		1/21/16	-	(60,590)
Euro	BZWS	Sell	1,052,000	1,227,789		1/21/16	114,330	-
Chilean Peso	MSCO	Buy	1,625,385,000	2,352,494		1/22/16	-	(78,771)
Euro	DBAB	Buy	772,000	891,074		1/22/16	-	(73,951)
Euro	DBAB	Sell	772,000	840,554		1/22/16	23,431	-
Euro	JPHQ	Sell	2,459,575	2,868,602		1/22/16	265,266	-
Japanese Yen	DBAB	Sell	95,240,000	770,800		1/22/16	-	(4,194)
Malaysian Ringgit	DBAB	Buy	50,842,000	13,162,977		1/22/16	-	(1,223,247)
Malaysian Ringgit	DBAB	Buy	11,019,000	2,628,202	EUR	1/22/16	-	(194,118)
Malaysian Ringgit	DBAB	Sell	50,842,000	11,845,760		1/22/16	-	(93,971)
Chilean Peso	DBAB	Buy	1,968,980,000	2,818,466		1/25/16	-	(64,991)
Chilean Peso	MSCO	Buy	521,800,000	723,717		1/25/16	5,982	-
Euro	JPHQ	Sell	11,085,000	12,976,422		1/25/16	1,242,584	-
Chilean Peso	DBAB	Buy	1,507,780,000	2,164,485		1/26/16	-	(56,194)
Euro	BZWS	Sell	4,351,556	4,940,626		1/27/16	334,118	-
Euro	DBAB	Buy	1,802,000	2,080,119		1/27/16	-	(172,542)
Euro	DBAB	Sell	1,802,000	1,987,246		1/27/16	79,669	-
Euro	GSCO	Sell	1,800,000	1,979,091		1/27/16	73,631	-
Japanese Yen	JPHQ	Sell	95,800,000	774,648		1/27/16	-	(4,976)
Chilean Peso	DBAB	Buy	1,143,490,000	1,653,996		1/28/16	-	(55,430)
Chilean Peso	JPHQ	Buy	298,440,000	431,977		1/28/16	-	(14,767)
Indian Rupee	DBAB	Buy	68,380,000	1,038,179		1/28/16	-	(19,713)
Indian Rupee	HSBK	Buy	869,744,000	11,955,721	EUR	1/28/16	297,629	-
Japanese Yen	HSBK	Sell	817,266,455	6,984,139		1/28/16	333,059	-
Euro	DBAB	Buy	338,000	390,181		1/29/16	-	(32,359)
Euro	DBAB	Sell	338,000	385,641		1/29/16	27,819	-
Japanese Yen	DBAB	Sell	631,276,974	5,384,668		1/29/16	247,110	-
Malaysian Ringgit	HSBK	Buy	1,687,000	434,850		1/29/16	-	(38,766)
Malaysian Ringgit	HSBK	Sell	1,687,000	395,082		1/29/16	-	(1,002)
Brazilian Real	CITI	Sell	8,091,567	2,123,102		2/02/16	74,449	-
Chilean Peso	DBAB	Buy	1,123,610,000	1,615,078		2/04/16	-	(45,495)
Chilean Peso	CITI	Buy	2,019,520,000	2,899,943		2/08/16	-	(80,073)
Chilean Peso	DBAB	Buy	584,343,000	841,508		2/08/16	-	(25,586)
Chilean Peso	MSCO	Buy	1,002,600,000	1,438,244		2/08/16	-	(38,307)
Euro	BZWS	Sell	4,094,000	4,497,013		2/08/16	161,710	-
Euro	CITI	Sell	8,393,000	9,640,200		2/09/16	752,262	-
Japanese Yen	CITI	Sell	152,232,000	1,305,122		2/09/16	65,938	-
Euro	HSBK	Sell	7,662,000	8,702,040		2/10/16	587,983	-
Malaysian Ringgit	HSBK	Buy	170,000	42,790		2/10/16	-	(2,895)
Malaysian Ringgit	HSBK	Sell	170,000	39,775		2/10/16	-	(119)

Templeton Global Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	BZWS	Sell	23,553,000	26,768,173		2/11/16	1,824,851	-
Chilean Peso	DBAB	Buy	1,612,838,000	2,284,473		2/12/16	-	(33,431)
Chilean Peso	JPHQ	Buy	510,998,000	721,494		2/12/16	-	(8,293)
Euro	GSCO	Sell	1,183,000	1,299,798		2/12/16	46,931	-
Japanese Yen	GSCO	Sell	110,363,000	936,510		2/12/16	38,092	-
Malaysian Ringgit	HSBK	Buy	3,400,000	847,458		2/12/16	-	(49,631)
Malaysian Ringgit	HSBK	Sell	3,400,000	795,359		2/12/16	-	(2,467)
Chilean Peso	DBAB	Buy	1,571,026,500	2,215,834		2/16/16	-	(24,097)
Chilean Peso	MSCO	Buy	2,943,405,000	4,149,089		2/16/16	-	(42,747)
Euro	SCNY	Sell	6,873,000	7,818,209		2/16/16	538,481	-
Chilean Peso	DBAB	Buy	567,590,000	799,930		2/17/16	-	(8,171)
Euro	GSCO	Sell	6,210,000	7,134,855		2/17/16	557,178	-
Euro	JPHQ	Sell	12,428,000	14,267,965		2/17/16	1,104,137	-
Japanese Yen	GSCO	Sell	85,279,140	723,140		2/17/16	28,851	-
Japanese Yen	JPHQ	Sell	100,450,000	850,273		2/17/16	32,473	-
Chilean Peso	BZWS	Buy	379,831,000	530,750		2/18/16	-	(962)
Malaysian Ringgit	HSBK	Buy	6,108,000	1,452,522		2/19/16	-	(19,651)
Malaysian Ringgit	HSBK	Sell	6,108,000	1,428,438		2/19/16	-	(4,433)
Chilean Peso	MSCO	Buy	1,625,385,000	2,252,786		2/22/16	13,317	-
Indian Rupee	JPHQ	Buy	412,387,000	5,776,756	EUR	2/22/16	-	(274)
Chilean Peso	DBAB	Buy	1,653,630,000	2,291,616		2/23/16	13,617	-
Japanese Yen	DBAB	Sell	303,441,000	2,466,539		2/24/16	-	(4,220)
Japanese Yen	HSBK	Sell	608,984,000	4,949,279		2/24/16	-	(9,354)
Chilean Peso	BZWS	Buy	1,898,900,000	2,636,080		2/25/16	10,499	-
Chilean Peso	JPHQ	Buy	662,940,000	916,600		2/25/16	7,368	-
Japanese Yen	HSBK	Sell	187,760,000	1,591,645		2/25/16	62,786	-
Mexican Peso	CITI	Buy	62,000,000	4,013,465		2/25/16	-	(295,424)
Euro	BOFA	Sell	1,471,272	1,679,943		2/26/16	121,168	-
Euro	BZWS	Sell	4,618,433	5,270,232		2/26/16	377,122	-
Japanese Yen	BZWS	Sell	726,500,000	6,120,730		2/26/16	204,997	-
Chilean Peso	DBAB	Buy	4,581,840,000	6,346,478		2/29/16	36,685	-
Indian Rupee	DBAB	Buy	1,151,765,600	16,100,773	EUR	2/29/16	12,903	-
Japanese Yen	HSBK	Sell	980,688,000	8,211,404		2/29/16	225,311	-
Malaysian Ringgit	DBAB	Buy	71,195,440	14,339,175	EUR	2/29/16	1,501,725	-
Mexican Peso	MSCO	Buy	117,000,000	7,575,267		2/29/16	-	(560,765)
South Korean Won	HSBK	Buy	6,054,254,000	4,368,369	EUR	2/29/16	576,933	-
South Korean Won	JPHQ	Buy	980,000,000	713,620	EUR	2/29/16	86,486	-
Chilean Peso	DBAB	Buy	1,587,099,000	2,212,293		3/02/16	-	(1,702)
Japanese Yen	JPHQ	Sell	416,700,000	3,516,530		3/03/16	122,871	-
Japanese Yen	HSBK	Sell	196,900,000	1,656,362		3/04/16	52,732	-
Euro	BZWS	Sell	1,348,368	1,502,136		3/09/16	73,033	-
Euro	HSBK	Buy	1,285,000	1,487,516		3/09/16	-	(125,575)
Euro	HSBK	Sell	1,285,000	1,428,792		3/09/16	66,851	-
Japanese Yen	BZWS	Sell	192,016,500	1,609,985		3/09/16	45,881	-
Euro	CITI	Sell	4,817,000	5,285,694		3/10/16	180,106	-
Euro	MSCO	Sell	3,640,000	3,989,986		3/10/16	131,912	-
Mexican Peso	HSBK	Buy	82,460,700	5,184,251		3/11/16	-	(244,493)
Euro	JPHQ	Buy	296,000	340,983		3/16/16	-	(27,189)
Euro	JPHQ	Sell	296,000	316,972		3/16/16	3,177	-
Euro	BZWS	Sell	370,478	421,011		3/21/16	28,198	-

Templeton Global Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Japanese Yen	CITI	Sell	220,552,000	1,833,716		3/22/16	36,432	-
Japanese Yen	MSCO	Sell	311,200,000	2,586,995		3/22/16	51,019	-
Euro	BZWS	Sell	899,632	1,005,690		3/24/16	51,729	-
Japanese Yen	BZWS	Sell	125,158,380	1,056,581		3/28/16	36,469	-
Euro	BOFA	Sell	12,478,100	13,781,075		3/29/16	547,278	-
Euro	BOFA	Sell	3,504,500	3,885,667		3/30/16	168,808	-
Japanese Yen	JPHQ	Sell	130,931,000	1,096,368		3/31/16	29,104	-
Australian Dollar	GSCO	Sell	26,618,090	18,470,000		4/06/16	-	(659,309)
Japanese Yen	JPHQ	Sell	278,975,000	2,329,023		4/07/16	54,497	-
Euro	CITI	Sell	1,575,600	1,748,573		4/08/16	77,011	-
Malaysian Ringgit	HSBK	Buy	1,130,000	302,204		4/11/16	-	(37,649)
Malaysian Ringgit	HSBK	Sell	1,130,000	263,097		4/11/16	-	(1,458)
Euro	JPHQ	Sell	838,000	954,239		4/13/16	65,057	-
Euro	SCNY	Sell	3,955,000	4,244,605		4/13/16	48,046	-
Japanese Yen	CITI	Sell	146,000,000	1,222,125		4/13/16	31,539	-
Mexican Peso	CITI	Buy	21,365,740	1,378,773		4/13/16	-	(101,977)
Euro	JPHQ	Sell	3,144,000	3,359,741		4/14/16	23,608	-
Euro	BZWS	Sell	2,535,000	2,893,069		4/15/16	203,065	-
Euro	HSBK	Buy	4,695,000	5,439,627		4/18/16	-	(457,065)
Euro	HSBK	Sell	4,695,000	5,002,523		4/18/16	19,961	-
Euro	BZWS	Sell	4,026,945	4,401,310		4/29/16	126,198	-
Euro	SCNY	Sell	6,683,000	7,359,988		4/29/16	265,138	-
Euro	BZWS	Sell	4,107,651	4,619,351		5/05/16	257,713	-
Euro	BZWS	Sell	783,291	854,433		5/06/16	22,682	-
Euro	BZWS	Sell	4,891,000	5,273,916		5/12/16	79,314	-
Euro	GSCO	Sell	560,000	602,252		5/12/16	7,491	-
Japanese Yen	GSCO	Sell	203,561,000	1,658,933		5/12/16	-	(2,571)
Japanese Yen	SCNY	Sell	152,158,000	1,239,006		5/12/16	-	(2,937)
Euro	GSCO	Sell	1,688,000	1,826,298		5/16/16	33,285	-
Japanese Yen	SCNY	Sell	103,657,300	848,037		5/16/16	1,859	-
Australian Dollar	JPHQ	Sell	15,958,000	11,298,264		5/18/16	-	(147,631)
Indonesian Rupiah	JPHQ	Buy	6,781,000,000	600,993	AUD	5/18/16	39,127	-
Japanese Yen	BOFA	Sell	705,633,500	5,765,027		5/18/16	4,415	-
Japanese Yen	CITI	Sell	705,604,100	5,967,558		5/18/16	207,187	-
Euro	UBSW	Sell	9,844,000	10,539,282		5/19/16	81,857	-
Indonesian Rupiah	JPHQ	Buy	27,704,000,000	2,468,502	AUD	5/19/16	150,041	-
Japanese Yen	BOFA	Sell	704,526,000	5,923,672		5/19/16	171,920	-
Japanese Yen	BZWS	Sell	706,440,000	5,938,467		5/19/16	171,089	-
Japanese Yen	CITI	Sell	733,240,000	5,982,214		5/19/16	-	(3,959)
Japanese Yen	HSBK	Sell	707,007,200	5,972,101		5/19/16	200,092	-
Euro	JPHQ	Sell	5,056,324	5,803,219		5/20/16	431,638	-
Japanese Yen	JPHQ	Sell	532,106,000	4,480,270		5/20/16	136,018	-
Japanese Yen	HSBK	Sell	154,574,000	1,264,761		5/25/16	2,578	-
Euro	BZWS	Sell	1,464,790	1,706,151		5/26/16	149,730	-
Japanese Yen	BZWS	Sell	860,890,000	7,311,168		5/26/16	281,300	-
Japanese Yen	SCNY	Sell	696,345,000	5,874,346		5/26/16	188,122	-
Malaysian Ringgit	HSBK	Buy	50,063,035	10,581,914	EUR	5/27/16	455,914	-
Malaysian Ringgit	JPHQ	Buy	118,779,709	25,776,847	EUR	5/31/16	360,212	-
Mexican Peso	JPHQ	Buy	39,025,000	2,475,028		5/31/16	-	(151,213)
Euro	HSBK	Sell	6,579,510	7,458,796		6/06/16	464,833	-

Templeton Global Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Japanese Yen	CITI	Sell	153,700,000	1,247,608		6/08/16	-	(8,075)
Japanese Yen	BZWS	Sell	474,230,000	3,819,015		6/10/16	-	(55,594)
Japanese Yen	CITI	Sell	496,800,000	4,004,030		6/10/16	-	(54,983)
Japanese Yen	HSBK	Sell	505,050,000	4,074,134		6/10/16	-	(52,284)
Euro	DBAB	Buy	3,495,500	4,047,020		6/13/16	-	(330,335)
Euro	DBAB	Sell	3,495,500	3,960,052		6/13/16	243,367	-
Japanese Yen	DBAB	Sell	167,200,000	1,357,738		6/13/16	-	(8,492)
Japanese Yen	JPHQ	Sell	467,930,000	3,796,084		6/13/16	-	(27,482)
Euro	DBAB	Buy	3,756,000	4,348,809		6/15/16	-	(354,834)
Euro	DBAB	Sell	3,756,000	4,280,112		6/15/16	286,137	-
Japanese Yen	CITI	Sell	230,997,000	1,883,368		6/16/16	-	(4,375)
Japanese Yen	JPHQ	Sell	197,300,000	1,607,889		6/16/16	-	(4,477)
Australian Dollar	CITI	Sell	3,408,700	2,593,203		6/20/16	151,774	-
Australian Dollar	JPHQ	Sell	8,540,000	6,479,554		6/20/16	362,911	-
Japanese Yen	DBAB	Sell	187,160,000	1,531,588		6/22/16	1,743	-
Indonesian Rupiah	JPHQ	Buy	77,590,000,000	7,053,636	AUD	6/23/16	279,570	-
Indonesian Rupiah	JPHQ	Buy	33,980,000,000	3,095,563	AUD	6/24/16	117,297	-
Malaysian Ringgit	HSBK	Buy	12,077,292	3,152,681		6/24/16	-	(334,137)
Malaysian Ringgit	HSBK	Sell	12,077,292	2,794,376		6/24/16	-	(24,168)
Malaysian Ringgit	HSBK	Buy	4,516,266	1,168,685		6/30/16	-	(115,024)
Malaysian Ringgit	HSBK	Sell	4,516,266	1,044,465		6/30/16	-	(9,196)
Malaysian Ringgit	JPHQ	Buy	3,602,500	939,374		7/05/16	-	(99,114)
Malaysian Ringgit	JPHQ	Sell	3,602,500	831,218		7/05/16	-	(9,042)
Japanese Yen	JPHQ	Sell	278,975,000	2,334,499		7/07/16	52,874	-
Malaysian Ringgit	DBAB	Buy	6,824,400	1,762,500		7/08/16	-	(170,996)
Malaysian Ringgit	DBAB	Sell	6,824,400	1,569,910		7/08/16	-	(21,593)
Euro	JPHQ	Sell	838,000	956,326		7/13/16	64,272	-
Euro	MSCO	Sell	1,228,000	1,355,712		7/18/16	48,252	-
Malaysian Ringgit	DBAB	Buy	9,759,000	2,252,770	EUR	7/20/16	-	(124,250)
Euro	MSCO	Sell	905,000	989,301		7/22/16	25,593	-
Euro	DBAB	Buy	701,000	812,502		7/25/16	-	(65,942)
Euro	DBAB	Sell	701,000	773,021		7/25/16	26,460	-
Japanese Yen	CITI	Sell	178,564,000	1,451,763		7/25/16	-	(9,628)
Japanese Yen	JPHQ	Sell	275,000,000	2,235,409		7/25/16	-	(15,228)
Malaysian Ringgit	DBAB	Buy	14,167,000	3,280,537	EUR	7/27/16	-	(193,382)
Malaysian Ringgit	JPHQ	Buy	6,651,000	1,698,851		7/27/16	-	(149,296)
Malaysian Ringgit	JPHQ	Sell	6,651,000	1,532,135		7/27/16	-	(17,420)
Euro	CITI	Sell	960,795	1,060,943		7/28/16	37,585	-
Euro	GSCO	Sell	6,683,000	7,368,809		7/28/16	250,635	-
Euro	JPHQ	Sell	6,683,000	7,453,483		7/29/16	335,035	-
Malaysian Ringgit	JPHQ	Buy	56,765,000	14,414,678		7/29/16	-	(1,190,880)
Malaysian Ringgit	JPHQ	Buy	14,167,000	3,220,651	EUR	7/29/16	-	(130,201)
Malaysian Ringgit	JPHQ	Sell	56,765,000	13,074,974		7/29/16	-	(148,823)
Euro	HSBK	Sell	6,684,000	7,378,468		8/05/16	257,038	-
Euro	JPHQ	Sell	893,000	985,894		8/05/16	34,453	-
Malaysian Ringgit	HSBK	Buy	170,000	42,405		8/08/16	-	(2,822)
Malaysian Ringgit	HSBK	Sell	170,000	39,189		8/08/16	-	(394)
Euro	CITI	Sell	851,902	935,687		8/10/16	27,858	-
Japanese Yen	CITI	Sell	613,483,000	4,966,147		8/10/16	-	(57,701)
South Korean Won	HSBK	Buy	6,054,254,000	5,152,776		8/10/16	43,785	-

Templeton Global Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
South Korean Won	HSBK	Sell	6,054,254,000	5,051,948		8/10/16	-	(144,613)
Euro	DBAB	Buy	1,775,000	2,058,334		8/11/16	-	(166,734)
Euro	DBAB	Sell	1,775,000	1,959,502		8/11/16	67,902	-
Euro	JPHQ	Sell	2,248,000	2,473,924		8/11/16	78,252	-
South Korean Won	HSBK	Buy	8,324,000,000	877,059,889	JPY	8/12/16	-	(38,177)
Japanese Yen	DBAB	Sell	687,444,000	5,583,891		8/18/16	-	(47,321)
South Korean Won	JPHQ	Buy	980,000,000	831,319		8/18/16	9,800	-
South Korean Won	JPHQ	Sell	980,000,000	820,908		8/18/16	-	(20,211)
Japanese Yen	HSBK	Sell	1,286,140,000	10,437,754		8/22/16	-	(99,276)
Japanese Yen	JPHQ	Sell	926,943,000	7,521,660		8/22/16	-	(72,557)
Mexican Peso	HSBK	Buy	21,920,000	1,294,361		8/22/16	1,809	-
Japanese Yen	BZWS	Sell	307,053,000	2,504,919		8/24/16	-	(10,880)
Euro	SCNY	Sell	8,685,912	10,117,871		8/26/16	856,036	-
Japanese Yen	JPHQ	Sell	800,079,000	6,791,208		8/26/16	235,370	-
Euro	JPHQ	Sell	3,821,732	4,395,756		8/29/16	320,080	-
Japanese Yen	DBAB	Sell	509,728,000	4,285,229		8/29/16	107,978	-
Japanese Yen	JPHQ	Sell	450,908,000	3,789,191		8/29/16	93,973	-
Japanese Yen	JPHQ	Sell	304,127,000	2,544,964		8/31/16	52,408	-
Japanese Yen	JPHQ	Sell	278,975,000	2,341,455		10/07/16	51,345	-
Japanese Yen	HSBK	Sell	555,000,000	4,670,341		10/11/16	113,543	-
Euro	JPHQ	Sell	846,000	967,926		10/13/16	63,906	-
Japanese Yen	BZWS	Sell	281,000,000	2,365,220		10/13/16	57,883	-
Japanese Yen	DBAB	Sell	277,200,000	2,333,923		10/13/16	57,788	-
Euro	BZWS	Sell	1,760,000	2,025,408		10/17/16	144,371	-
Malaysian Ringgit	DBAB	Buy	142,760,000	29,481,249	EUR	10/17/16	1,618,196	-
Mexican Peso	DBAB	Buy	67,596,340	3,979,767		10/21/16	-	(3,750)
Japanese Yen	BZWS	Sell	146,100,000	1,230,238		10/24/16	30,010	-
Mexican Peso	CITI	Buy	21,771,590	1,277,526		10/24/16	2,741	-
Mexican Peso	DBAB	Buy	62,150,960	3,641,523		10/24/16	13,230	-
Euro	BZWS	Sell	2,780,907	3,095,914		10/27/16	122,439	-
Euro	BZWS	Sell	16,250,000	18,107,213		11/04/16	725,773	-
Japanese Yen	CITI	Sell	104,080,747	864,745		11/09/16	9,112	-
Euro	JPHQ	Sell	517,652	559,434		11/14/16	5,493	-
Japanese Yen	CITI	Sell	335,732,000	2,758,912		11/14/16	-	(1,697)
Japanese Yen	HSBK	Sell	286,780,000	2,354,806		11/14/16	-	(3,289)
Japanese Yen	JPHQ	Sell	102,242,000	838,867		11/14/16	-	(1,834)
Japanese Yen	CITI	Sell	152,157,000	1,254,127		11/16/16	2,883	-
Japanese Yen	MSCO	Sell	245,000,000	2,018,371		11/16/16	3,644	-
Japanese Yen	DBAB	Sell	592,373,000	4,878,027		11/18/16	6,296	-
Japanese Yen	CITI	Sell	823,639,000	6,756,955		11/21/16	-	(17,621)
Mexican Peso	CITI	Buy	245,000,000	14,422,794		11/25/16	-	(56,242)
Euro	GSCO	Sell	454,000	486,756		12/02/16	540	-
Total Forward Exchange Contracts							$32,910,475	$(13,702,840)
Net unrealized appreciation (depreciation)							$19,207,635

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

Templeton Global Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

At November 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

		Notional Expiration		Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Sw aps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 0.926%	LCH	$58,090,000	10/17/17	$-	$(13,978)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.914%	LCH	35,260,000	1/22/25	61,888	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.970%	LCH	44,070,000	1/23/25	-	(137,398)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.973%	LCH	26,010,000	1/27/25	-	(82,276)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.937%	LCH	6,500,000	1/29/25	931	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.942%	LCH	5,500,000	1/30/25	-	(1,014)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.817%	LCH	8,680,000	2/03/25	97,217	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.978%	LCH	800,000	3/27/25	915	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.985%	LCH	800,000	3/27/25	396	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.449%	LCH	6,340,000	7/02/25	-	(289,823)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.310%	LCH	16,220,000	7/29/25	-	(503,085)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.752%	LCH	23,960,000	7/29/25	-	(1,371,736)
Total Interest Rate Sw ap Contracts				$161,347	$(2,399,310)
Net unrealized appreciation (depreciation)					$(2,237,963)

ABBREVIATIONS

Counterparty/Exchange

BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citibank, N.A.
DBAB	Deutsche Bank AG
GSCO	Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JPMorgan Chase Bank, N.A.
LCH	London Clearing House
MSCO	Morgan Stanley and Co. Inc.
SCNY	Standard Chartered Bank
UBSW	UBS AG

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty

Templeton Global Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
SGD	Singapore Dollar
Selected Portfolio
FRN	Floating Rate Note
GDP	Gross Domestic Product

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time or earlier when the NYSE closes early, on each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,035,139,826
Unrealized appreciation	$12,078,445
Unrealized depreciation	(102,421,533)
Net unrealized appreciation (depreciation)	$(90,343,088)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	102,398,725	136,563,030	(48,747,784)	190,213,971	$190,213,971	$ - $	-	0.85%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$711,288,713	$	- $	711,288,713
Short Term Investments	190,213,971	43,354,054		-	233,568,025
Total Investments in Securities	$190,213,971	$754,642,767	$	- $	944,856,738

Other Financial Instruments
Forw ard Exchange Contracts	$-	$32,910,475	$	- $	32,910,475
Sw ap Contracts	-	161,347		-	161,347
Total Other Financial Instruments	$-	$33,071,822	$	- $	33,071,822

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$13,702,840	$	- $	13,702,840
Swap Contracts	-	2,399,310		-	2,399,310
Total Other Financial Instruments	$-	$16,102,150	$	- $	16,102,150

[a]For detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/LAURA F. FERGERSON_______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 26, 2016

By /s/MARK H. OTANI______________

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

 Date January 26, 2016